UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,1999
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Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      EGS Management, L.L.C.
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Address:   c/o EGS Partners, L.L.C.
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           350 Park Avenue
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           New York, NY  10022
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Ehrman
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Title:    Managing Member
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Phone:    212-755-9000
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Signature, Place, and Date of Signing:

   /s/ William Ehrman         New York, NY         10/26/99
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     [Signature]              [City, State]         [Date]

The securities over which EGS Management, L.L.C. has shared investment discretion are reported on the Form 13F filed by William Ehrman for the period ended June 30, 1999 and are incorporated herein by reference.

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
        reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number    Name

        28-2858                 William Ehrman
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